Loans, financing and debentures (Details) - Schedule of changes in loans and financing - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	R$ 663,181	R$ 514,113
Contracting	60,436	488,190
Payment of principal	(296,555)	(345,830)
Payment Interest	(41,697)	(16,491)
Appropriation of interest	66,009	27,035
Foreign exchange variation	1,667	(3,836)
Ending at beginning	453,041	663,181
Agricultural cost financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	201,215	170,024
Contracting	10,000	35,856
Payment of principal	(180,929)	(12,939)
Payment Interest	(18,767)	(2,062)
Appropriation of interest	8,157	10,336
Foreign exchange variation
Ending at beginning	19,676	201,215
Agricultural cost financing abroad [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	28,856	36,049
Contracting	32,282	8,095
Payment of principal	(11,032)	(13,303)
Payment Interest	(3,856)	(2,919)
Appropriation of interest	3,626	2,809
Foreign exchange variation	(467)	(1,875)
Ending at beginning	49,409	28,856
Bahia project financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	10,373	10,254
Contracting
Payment of principal	(912)	(226)
Payment Interest	(141)	(8)
Appropriation of interest	341	353
Foreign exchange variation
Ending at beginning	9,661	10,373
Working capital financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	23,230	77,516
Contracting		185,000
Payment of principal	(24,421)	(237,000)
Payment Interest	(325)	(2,355)
Appropriation of interest	142	2,022
Foreign exchange variation	1,374	(1,953)
Ending at beginning		23,230
Financing of working capital (USD) [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning
Contracting	9,971
Payment of principal
Payment Interest
Appropriation of interest	109
Foreign exchange variation	760
Ending at beginning	10,840
Sugarcane financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	61,992	73,290
Contracting	8,183	27,486
Payment of principal	(36,610)	(39,497)
Payment Interest	(2,527)	(2,582)
Appropriation of interest	2,886	3,295
Foreign exchange variation
Ending at beginning	33,924	61,992
Debentures [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	346,327	148,432
Contracting		240,000
Payment of principal	(42,651)	(42,647)
Payment Interest	(16,081)	(6,557)
Appropriation of interest	48,794	7,099
Foreign exchange variation
Ending at beginning	336,389	346,327
Transaction costs [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	(8,812)	(1,682)
Contracting		(8,247)
Payment of principal
Payment Interest
Appropriation of interest	1,954	1,117
Foreign exchange variation
Ending at beginning	(6,858)	(8,812)
Financing of working capital (USD) [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning		230
Contracting
Payment of principal		(218)
Payment Interest		(8)
Appropriation of interest		4
Foreign exchange variation		(8)
Ending at beginning